Restructuring expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended			27 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 employee
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	€ 80	€ 2,473	€ 891
Cost Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated (in employees)				100
Restructuring expenses		€ 2,500	€ 900